SUBSIDIARIES	12 Months Ended
Dec. 31, 2012
SUBSIDIARIES [Abstract]
SUBSIDIARIES

3.	SUBSIDIARIES

The following table lists the Company's significant subsidiaries and their purpose as at December 31, 2012. Unless otherwise indicated, the Company owns a 100% controlling interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Golar LNG 1460 Corporation	Marshall Islands	Owns Golar Viking
Golar LNG 2216 Corporation	Marshall Islands	Owns Golar Arctic
Golar LNG 2234 Corporation	Republic of Liberia	Owns Golar Maria
Golar Management Limited	United Kingdom	Management company
Golar GP LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Gimi Limited	Marshall Islands	Owns Gimi
Golar Hilli Limited	Marshall Islands	Owns Hilli
Bluewater Gandria N.V. (1)	Netherlands	Owns and Operates Golar Gandria
Golar Commodities Limited	Bermuda	Trading company
Commodities Advisors LLC	United States of America	Holding company
Golar Hull M2021 Corporation	Marshall Islands	Owns Hull 2021 (Golar Seal)
Golar Hull M2022 Corporation	Marshall Islands	Owns Hull 2022 (Golar Crystal)
Golar Hull M2023 Corporation	Marshall Islands	Owns Hull 2023 (Golar Penguin)
Golar Hull M2024 Corporation	Marshall Islands	Owns Hull 2024 (Golar Eskimo)
Golar Hull M2026 Corporation	Marshall Islands	Owns Hull 2026 (Golar Celsius)
Golar Hull M2027 Corporation	Marshall Islands	Owns Hull 2027 (Golar Bear)
Golar Hull M2031 Corporation	Marshall Islands	Owns Hull 2031 (Golar Igloo)
Golar Hull M2047 Corporation	Marshall Islands	Owns Hull 2047 (Golar Snow)
Golar Hull M2048 Corporation	Marshall Islands	Owns Hull 2048 (Golar Ice)
Golar LNG NB10 Corporation	Marshall Islands	Owns Hull S658 (Golar Glacier)
Golar LNG NB11 Corporation	Marshall Islands	Owns Hull S659 (Golar Kelvin)
Golar LNG NB12 Corporation	Marshall Islands	Owns Hull 2055 (Golar Frost)
Golar LNG NB13 Corporation	Marshall Islands	Owns Hull 2056 (Golar Tundra)

(1) On January 18, 2012, the Company acquired the remaining 50% equity interest in its joint venture, Bluewater Gandria, which owns the LNG carrier, the Golar Gandria for $19.5 million.
Golar Partners and subsidiaries:
Golar Partners and subsidiaries were included in the Company's consolidated financial statements for all periods until December 13, 2012, following its first AGM upon which the majority of directors were elected by common unitholders. Accordingly, from December 13, 2012, Golar Partners has been considered an affiliate and not as a controlled subsidiary of the Company. The following table lists Golar Partners and its significant subsidiaries as of December 31, 2012.

Name	Jurisdiction of Incorporation	Purpose
Golar Partners Operating LLC – Limited Liability Company	Marshall Islands	Holding company
Golar LNG Partners LP – Limited Partnership	Marshall Islands	Holding Partnership
Faraway Maritime Shipping Company	Republic of Liberia	Owns Golar Mazo
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar LNG 2220 Corporation	Marshall Islands	Leases Golar Winter
Golar LNG 2226 Corporation	Marshall Islands	Leases Golar Grand
Golar Spirit (UK) Limited	United Kingdom	Operates Golar Spirit
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management company
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
PT Golar Indonesia	Indonesia	Owns and operates Nusantara Regas Satu or NR Satu